091-05873fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 28 2009
DIVISION OF MARKET REGULATION

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Trading New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   S&P/Citigroup World Ex-U.S. US$2-5 billion Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   MDD
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Domestic and foreign exchanges
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

09051720

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the trading of the above-referenced new derivative securities product according to its relevant trading rules (including unlisted trading privileges), procedures and surveillance programs.

Name of Official Responsible for Form: James C. Yong

Title: Chief Regulatory Officer

Telephone Number: (312) 786-8803

Manual Signature of Official Responsible for Form:

Date:
May 22, 2009

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 28 2009

NSX National Stock℠ Exchange

James C. Yong
Chief Regulatory Officer
yongj@nsx.com

May 22, 2009

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 28 2009

RE: Securities Exchange Act Forms 19b4-(e)

Dear Ms. Jackson:

Pursuant to Rule 19b4-(e) of the Securities Exchange act of 1934 ("Exchange Act"), enclosed please find one original and nine copies of a completed Form 19b4-(e), executed on behalf of the National Stock Exchange, Inc. ("NSX" or the "Exchange") for each of the following symbols which recently commenced trading on the Exchange:

1. MDD
2. EWX
3. RWO
4. IPD
5. IPS
6. IPW
7. IPF
8. IRY
9. IPN
10. IRV
11. IPK
12. IST
13. IPU
14. HYD
15. IDX
16. AFK
17. MES
18. UOY
19. DOY
20. JJU
21. NIB
22. JO
23. BAL
24. LD
25. PGM
26. JJP
27. JJS
28. JJT
29. GRN
30. VXX
31. VXZ
32. QAI
33. VT
34. WIP
35. AMJ
36. FLM
37. LSC
38. ICI
39. BSB
40. CUL
41. SVQ
42. CAK
43. SKP
44. SMM
45. AMO
46. SQD
47. EGK
48. MYX
49. SQT

If you have any questions on these materials, please contact me at 312/786-8893.

Very truly yours

James C. Yong

Encls.